Portfolio of Investments (unaudited)
As of July 31, 2024
abrdn Japan Equity Fund, Inc.

	Shares	Value
COMMON STOCKS—107.2%
JAPAN—107.2%
Communication Services—3.8%
Internet Initiative Japan, Inc.	17,700	$ 299,334
KDDI Corp.(a)	69,700	2,097,274
Nintendo Co. Ltd.	27,900	1,541,709
		3,938,317
Consumer Discretionary—14.9%
Denso Corp.(a)	56,300	923,264
Koito Manufacturing Co. Ltd.	17,100	252,846
Nitori Holdings Co. Ltd.	1,600	195,673
Pan Pacific International Holdings Corp.	138,300	3,608,137
Shoei Co. Ltd.	31,300	414,835
Sony Group Corp.(a)	33,600	2,984,305
Sumitomo Electric Industries Ltd.	96,400	1,458,249
Suzuki Motor Corp.	82,000	942,359
Toyota Motor Corp.(a)	240,200	4,614,423
		15,394,091
Consumer Staples—8.6%
Ajinomoto Co., Inc.(a)	51,900	2,137,514
Asahi Group Holdings Ltd.(a)	56,400	2,076,264
Kao Corp.	40,400	1,769,103
Milbon Co. Ltd.	12,900	286,919
NH Foods Ltd.	24,600	812,566
Seven & i Holdings Co. Ltd.	47,800	572,393
Suntory Beverage & Food Ltd.	23,700	851,213
Transaction Co. Ltd.	20,300	242,664
Welcia Holdings Co. Ltd.	9,800	131,556
		8,880,192
Energy—0.8%
Iwatani Corp.	13,400	850,379
Financials—18.0%
Hachijuni Bank Ltd.	312,800	2,229,511
Japan Exchange Group, Inc.	11,300	265,306
Mitsubishi UFJ Financial Group, Inc.(a)	598,900	6,917,505
MS&AD Insurance Group Holdings, Inc.	86,400	2,036,840
Tokio Marine Holdings, Inc.(a)	143,400	5,626,027
Tokyo Century Corp.(a)	144,600	1,540,304
		18,615,493
Health Care—8.0%
Asahi Intecc Co. Ltd.	5,400	85,605
Chugai Pharmaceutical Co. Ltd.(a)	44,700	1,950,818
Daiichi Sankyo Co. Ltd.(a)	72,400	2,948,683
Hoya Corp.(a)	21,400	2,681,436
Olympus Corp.	33,200	573,167
		8,239,709
Industrials—25.4%
AGC, Inc.	36,000	1,288,431
Amada Co. Ltd.(a)	125,400	1,472,688
ANA Holdings, Inc.	53,600	1,025,246
Daikin Industries Ltd.(a)	4,500	652,530
DMG Mori Co. Ltd.	38,300	974,525
Fuji Electric Co. Ltd.(a)	47,100	2,649,229
Hitachi Ltd.(a)	202,800	4,381,831
ITOCHU Corp.	31,200	1,600,043
Kandenko Co. Ltd.	102,700	1,387,094
Shares		Value

Makita Corp.(a)	28,400	$ 936,133
Maruzen Showa Unyu Co. Ltd.	17,000	611,507
MISUMI Group, Inc.(a)	64,800	1,192,491
Noritake Co. Ltd.	23,300	618,765
Open Up Group, Inc.	63,500	918,404
Recruit Holdings Co. Ltd.(a)	34,900	2,001,281
SHO-BOND Holdings Co. Ltd.	24,000	924,301
SMC Corp.	2,000	973,130
Takasago Thermal Engineering Co. Ltd.	34,700	1,366,587
Takuma Co. Ltd.	42,900	498,069
Timee, Inc.(b)	26,800	259,404
Union Tool Co.	16,100	622,995
		26,354,684
Information Technology—19.4%
Advantest Corp.(a)	21,800	964,898
ESPEC Corp.	44,500	845,025
Ibiden Co. Ltd.(a)	23,600	914,787
Jeol Ltd.	37,800	1,521,916
Kaga Electronics Co. Ltd.	14,900	540,594
Keyence Corp.(a)	7,800	3,410,629
Kohoku Kogyo Co. Ltd.	49,800	880,612
NEC Corp.	29,300	2,536,051
Nomura Research Institute Ltd.	38,900	1,200,909
Otsuka Corp.	43,500	964,298
Ricoh Co. Ltd.	148,000	1,377,777
Sansan, Inc.(b)	48,100	724,349
Tokyo Electron Ltd.(a)	14,300	2,992,237
Tri Chemical Laboratories, Inc.	21,800	537,911
Zuken, Inc.	27,900	683,706
		20,095,699
Materials—5.3%
Mitsubishi Gas Chemical Co., Inc.	58,600	1,107,834
Nippon Paint Holdings Co. Ltd.(a)	116,700	744,951
Shin-Etsu Chemical Co. Ltd.(a)	82,700	3,674,417
		5,527,202
Real Estate—3.0%
JSB Co. Ltd.	30,300	594,687
Tokyu Fudosan Holdings Corp.(a)	345,600	2,495,329
		3,090,016
Total Japan		110,985,782
Total Common Stocks		110,985,782
SHORT-TERM INVESTMENT—0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(c)	124,708	124,708
Total Short-Term Investment		124,708
Total Investments (Cost $93,826,947)—107.3%		111,110,490
Liabilities in Excess of Other Assets—(7.3%)		(7,580,060)
Net Assets—100.0%		$103,530,430

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.

See accompanying  Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Investment Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
2

Notes to Portfolio of Investments
July 31, 2024 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
3